Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

The accompanying condensed consolidated financial statements include the accounts of Magellan and its wholly owned subsidiaries, MPUK, and MPA, and for periods through closing of the transactions contemplated by the Exchange Agreement on August 1, 2016, NP (which has been discontinued and was transferred to One Stone upon closing), and have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X published by the US Securities and Exchange Commission (the “SEC”). Accordingly, these interim unaudited condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete annual period financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All such adjustments are of a normal recurring nature. All intercompany transactions have been eliminated. Operating results for the three months ended September 30, 2016, are not necessarily indicative of the results that may be expected for the fiscal year ending June 30, 2017. This joint proxy statement/prospectus should be read in conjunction with the historical consolidated financial statements of Magellan as of and for the fiscal years ended June 30, 2016 and 2015 and the footnotes thereto included herein. All amounts presented are in US dollars, unless otherwise noted. Amounts expressed in Australian currency are indicated as “A$.” Amounts expressed in the currency of the United Kingdom are indicated as “£.”

Certain amounts in our prior period financial statements have been reclassified to conform to the current period presentation.

Effective with the execution of the Exchange Agreement on March 31, 2016, the Company reclassified the operations of NP to discontinued operations, and they are reported in discontinued operations for the period from July 1, 2016 through closing of the transactions contemplated by the Exchange Agreement on August 1, 2016 in the accompanying condensed consolidated financial statements, and for all prior periods presented. The Company also reclassified assets and liabilities of NP to assets and liabilities held for sale for all periods prior to closing of the transactions contemplated by the Exchange Agreement in the accompanying condensed consolidated financial statements.

Effective with the execution of the Weald Agreements on June 10, 2016, the Company reclassified the operations related to the respective licenses to discontinued operations, and they are reported in discontinued operations for the period from July 1, 2016 through closing of the transactions contemplated by the Weald Agreements on August 11, 2016 in the accompanying condensed consolidated financial statements, and for all prior periods presented. The Company also reclassified assets and liabilities related to the respective licenses to assets and liabilities held for sale for all periods prior to closing of the transactions contemplated by the Weald Agreements in the accompanying condensed consolidated financial statements.

As of September 30, 2016, the Company owned a 1.9% interest in Central Petroleum Limited (ASX:CTP) (“Central”), a Brisbane-based exploration and production company traded on the Australian Securities Exchange. The Company accounts for this investment as securities available-for-sale in the accompanying condensed consolidated financial statements.

As of September 30, 2016, the Company owned a 2.0% interest in UK Oil and Gas Investments, PLC (LSE:UKOG) (“UKOG”), a British oil and gas investment company traded on the Alternative Investment Market of the London Stock Exchange. The Company accounts for this investment as securities available-for-sale in the accompanying condensed consolidated financial statements.

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of Magellan and its wholly owned subsidiaries, NP (which has been discontinued), MPUK, and MPA, and have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and the instructions to Form 10-K and Regulation S-X published by the US Securities and Exchange Commission (the “SEC”). All intercompany accounts and transactions have been eliminated.

Effective with the execution of the Exchange Agreement on March 31, 2016, the Company has reclassified the operations of NP to discontinued operations and reclassified its related assets and liabilities to assets and liabilities held for sale for all periods presented in the accompanying consolidated financial statements.

Effective with the execution of the Weald Agreements on June 10, 2016, the Company has reclassified the operations in connection with the respective licenses to discontinued operations and reclassified its related assets and liabilities to assets and liabilities held for sale for all periods presented in the accompanying consolidated financial statements.

Certain prior year amounts have been reclassified to conform to the current year presentation. Such reclassifications had no effect on the prior year net loss attributable to common stockholders, accumulated deficit, net assets, or total shareholders’ equity.

The Company has evaluated events or transactions through September 13, 2016 in conjunction with the preparation of these consolidated financial statements. All amounts presented are in US dollars, unless otherwise noted. Amounts expressed in Australian currency are indicated as “AUD.” Amounts expressed in the currency of the United Kingdom are indicated as “GBP.”

As of June 30, 2016 the Company owned a 1.9% interest in Central Petroleum Limited (ASX:CTP) (“Central”), a Brisbane-based exploration and production company traded on the Australian Securities Exchange. The Company accounts for this investment as securities available-for-sale in the accompanying consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of oil and gas reserves and other assets and liabilities, together with disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements, and the reported amounts of revenues and expenses, including stock-based compensation expense, during the reporting periods. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of oil and gas reserves, assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses, including stock-based compensation expense, during the reporting periods. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of our foreign subsidiaries is their local currency. Assets and liabilities of foreign subsidiaries are translated to US dollars at period-end exchange rates, and our unaudited condensed consolidated statements of operations and cash flows are translated at average exchange rates during the reporting periods. Resulting translation adjustments are recorded in accumulated other comprehensive income, a separate component of stockholders’ equity. A component of accumulated other comprehensive income will be released into income when the Company executes a partial or complete sale of an investment in a foreign subsidiary or a group of assets of a foreign subsidiary considered a business and/or when the Company no longer holds a controlling financial interest in a foreign subsidiary or group of assets of a foreign subsidiary considered a business.

Transactions denominated in currencies other than the local currency are recorded based on exchange rates at the time such transactions arise. Subsequent changes in exchange rates result in foreign currency transaction gains and losses that are reflected in results of operations as unrealized (based on period end translation) or realized (upon settlement of the transactions) and reported under general and administrative expenses in the consolidated statements of operations.

During the fiscal year ended June 30, 2015, the Company made a determination that it was no longer permanently invested in its foreign subsidiaries because (i) the Company had begun an effort to repay its intercompany balances through the repatriation of cash from these subsidiaries and (ii) the Company was increasingly focusing on its US operations. As such, the Company recorded on its statement of operations for the fiscal year ended June 30, 2015, an expense reclassification from accumulated other comprehensive loss arising from foreign currency exchange losses on its intercompany account balances. For all subsequent periods, including the three months ended September 30, 2016, the Company has continued to record foreign currency exchange gains and losses arising from its intercompany account balances in its condensed consolidated statement of operations.

Foreign Currency Translation

The functional currency of our foreign subsidiaries is their local currency. Assets and liabilities of foreign subsidiaries are translated to US dollars at period-end exchange rates, and our consolidated statements of operations and cash flows are translated at average exchange rates during the reporting periods. Resulting translation adjustments are recorded in accumulated other comprehensive income, a separate component of stockholders’ equity. A component of accumulated other comprehensive income will be released into income when the Company executes a partial or complete sale of an investment in a foreign subsidiary or a group of assets of a foreign subsidiary considered a business and/or when the Company no longer holds a controlling financial interest in a foreign subsidiary or group of assets of a foreign subsidiary considered a business.

Transactions denominated in currencies other than the local currency are recorded based on exchange rates at the time such transactions arise. Subsequent changes in exchange rates result in foreign currency transaction gains and losses that are reflected in results of operations as unrealized (based on period end translation) or realized (upon settlement of the transactions) and reported under general and administrative expenses in the consolidated statements of operations.

During the fiscal year ended June 30, 2015, the Company made a determination that it was no longer permanently invested in its foreign subsidiaries because (i) the Company had begun an effort to repay its intercompany balances through the repatriation of cash from these subsidiaries and (ii) the Company was increasingly focusing on its US operations. As such, the Company recorded on its statement of operations for the fiscal year ended June 30, 2015, an expense reclassification from accumulated other comprehensive income arising from foreign currency exchange losses on its intercompany account balances.

Cash and Cash Equivalents

Cash and Cash Equivalents and Concentration of Credit Risk

The Company considers all highly liquid short-term investments with original maturities of three months or less at the date of acquisition to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short term nature of these instruments.

The Company’s financial instruments exposed to concentrations of credit risk consist primarily of cash and cash equivalents. The Company regularly assesses the level of credit risk we are exposed to and whether there are better ways of managing credit risk. The Company invests its cash and cash equivalents with reputable financial institutions. At times, balances deposited may exceed FDIC insured limits. The Company has not incurred any losses related to these deposits.

Securities Available-for-Sale

Securities Available-for-Sale

Securities available-for-sale are comprised of investments in publicly traded securities and are carried at quoted market prices. Unrealized gains and losses are excluded from earnings and recorded as a component of accumulated other comprehensive loss in stockholders’ equity (deficit), net of deferred income taxes. The Company recognizes gains or losses when securities are sold. On a quarterly basis, we perform an assessment to determine whether there have been any events or economic circumstances to indicate that a security with an unrealized loss has suffered an other-than-temporary impairment. The Company performed this analysis as of September 30, 2016, and concluded that no such events had occurred.

Securities Available-for-Sale

Securities available-for-sale are comprised of investments in publicly traded securities and are carried at quoted market prices. Unrealized gains and losses are excluded from earnings and recorded as a component of accumulated other comprehensive income in stockholders’ (deficit) equity, net of deferred income taxes. The Company recognizes gains or losses when securities are sold. On a quarterly basis, we perform an assessment to determine whether there have been any events or economic circumstances to indicate that a security with an unrealized loss has suffered an other-than-temporary impairment. The Company performed this analysis as of June 30, 2016, and concluded that it had not incurred an other-than temporary impairment. During the fiscal year ended June 30, 2015, the Company determined that the value of its investment in Central had suffered an other-than temporary impairment. As such, the unrealized loss on this investment was reclassified from other comprehensive income to the consolidated statement of operations at June 30, 2015.

Accounts Receivable

Accounts Receivable

Trade accounts receivable consist mainly of receivables from oil and gas purchasers. For receivables from working interest partners, the Company typically has the ability to withhold future revenue disbursements to recover non-payment of joint interest billings. Generally, oil and gas receivables are collected within two months. The collectability of accounts receivable is continuously monitored and analyzed based upon historical experience. The use of judgment is required to establish a provision for allowance for doubtful accounts for specific customer collection issues identified. The allowance for doubtful accounts was $0 as of June 30, 2016, and 2015.

Oil and Gas Exploration and Production Activities

Oil and Gas Exploration and Production Activities

The Company follows the successful efforts method of accounting for its oil and gas exploration and production activities. Under this method, all property acquisition costs, and costs of exploratory and development wells are capitalized until a determination is made that the well has found proved reserves or is deemed noncommercial. If an exploratory well is deemed to be noncommercial, the well costs are charged to exploration expense as dry hole costs. Exploration expenses include dry hole costs and geological and geophysical expenses. Noncommercial development well costs are charged to impairment expense if circumstances indicate that a decline in the recoverability of the carrying value may have occurred.

The Company records its proportionate share in joint venture operations in the respective classifications of assets, liabilities, and expenses. The cost of CO2 injection is capitalized until a production response is seen as a result of the injection and it is determined that the well has found proved reserves. After oil production from the well begins, CO2 injection costs are expensed as incurred.

Depreciation, depletion, and amortization (“DD&A”) of capitalized costs related to proved oil and gas properties is calculated on a property-by-property basis using the units-of-production method based upon proved reserves. The computation of DD&A takes into consideration restoration, dismantlement, and abandonment costs as well as the estimated proceeds from salvaging equipment. Because all of the Company’s proved oil and gas properties related to NP, DD&A has been reclassified to discontinued operations for all periods presented in the accompanying condensed consolidated statements of operations. Effective with the classification of the assets and liabilities of NP to held for sale on March 31, 2016, including the proved oil and gas properties, the Company halted DD&A related to these assets, and no further DD&A has been recorded in the accompanying condensed consolidated financial statements for the period from April 1, 2016 through their disposition in connection with the closing of the transactions contemplated by the Exchange Agreement on August 1, 2016.

The sale of a partial interest in a proved oil and gas property is accounted for as normal retirement, and no gain or loss is recognized as long as the treatment does not significantly affect the units-of-production depletion rate. A gain or loss is recognized for all other sales of producing properties. The sale of a partial interest in an unproved oil and gas property is accounted for as a recovery of cost, with any excess of the proceeds over such cost or related carrying amount recognized as gain.

Impairment of Long-Lived Assets

The Company reviews the carrying amount of its oil and gas properties and unproved leaseholds for impairment annually or whenever events or changes in circumstances indicate that a decline in the recoverability of their carrying value may have occurred. The Company estimates the expected undiscounted future cash flows of its oil and gas properties and compares such undiscounted future cash flows to the carrying amount of the oil and gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and gas properties to fair value. The factors used to determine fair value include, but are not limited to, recent sales prices of comparable properties, the present value of estimated future cash flows, net of estimated operating and development costs, using estimates of reserves, future commodity pricing, future production estimates, anticipated capital expenditures, and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected. There were no significant changes in circumstances during the quarter ended September 30, 2016, that would indicate that the carrying values of oil and gas properties were further impaired.

Oil and Gas Exploration and Production Activities

The Company follows the successful efforts method of accounting for its oil and gas exploration and production activities. Under this method, all property acquisition costs, and costs of exploratory and development wells are capitalized until a determination is made that the well has found proved reserves or is deemed noncommercial. If an exploratory well is deemed to be noncommercial, the well costs are charged to exploration expense as dry hole costs. Exploration expenses include dry hole costs and geological and geophysical expenses. Noncommercial development well costs are charged to impairment expense if circumstances indicate that a decline in the recoverability of the carrying value may have occurred.

The Company records its proportionate share in joint venture operations in the respective classifications of assets, liabilities, and expenses. The cost of CO2 injection is capitalized until a production response is seen as a result of the injection and it is determined that the well has found proved reserves. After oil production from the well begins, CO2 injection costs are expensed as incurred.

Depreciation, depletion, and amortization (“DD&A”) of capitalized costs related to proved oil and gas properties is calculated on a property-by-property basis using the units-of-production method based upon proved reserves. The computation of DD&A takes into consideration restoration, dismantlement, and abandonment costs as well as the estimated proceeds from salvaging equipment. As all of the Company’s proved oil and gas properties related to NP, DD&A has been reclassified to discontinued operations for all periods presented in the accompanying consolidated statements of operations. Effective with the classification of the assets and liabilities of NP to held for sale on March 31, 2016, including the proved oil and gas properties, the Company halted DD&A related to these assets and no further DD&A has been recorded in the accompanying consolidated financial statements for the period from April 1, 2016 through June 30, 2016.

The sale of a partial interest in a proved oil and gas property is accounted for as normal retirement, and no gain or loss is recognized as long as the treatment does not significantly affect the units-of-production depletion rate. A gain or loss is recognized for all other sales of producing properties. The sale of a partial interest in an unproved oil and gas property is accounted for as a recovery of cost, with any excess of the proceeds over such cost or related carrying amount recognized as gain.

Land, Buildings, and Equipment

Land, Buildings, and Equipment

Land, buildings, and equipment are recorded at cost. Costs of renewals and improvements that substantially extend the useful lives of the assets are capitalized. Maintenance and repair costs are expensed when incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to fifteen years.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the assets acquired net of the fair value of liabilities assumed in an acquisition. The goodwill recorded as of September 30, 2016 relates to the Company’s foreign subsidiaries. GAAP requires goodwill to be evaluated on an annual basis for impairment, or more frequently if events occur or circumstances change that could potentially result in impairment. For the three months ended September 30, 2016, there were no significant changes in events or circumstances that suggested further potential impairment of the Company’s goodwill balances at September 30, 2016.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the assets acquired, net of the fair value of liabilities assumed in an acquisition. The goodwill recorded as of June 30, 2016 and 2015 of $500 thousand related to the Company’s foreign subsidiaries, of which amount $275 thousand related to MPA, and $225 thousand related to MPUK. GAAP requires goodwill to be evaluated on an annual basis for impairment, or more frequently if events occur or circumstances change that could potentially result in impairment.

For the year ended June 30, 2016, as a result of management’s intent to monetize certain assets, including those of its foreign subsidiaries, and the progress of negotiations related to the sale of those assets, the Company performed an analysis of qualitative factors to determine whether further evaluation under GAAP (the two-step test) was required. As a result of this qualitative analysis, the Company determined that it was not more likely than not that the carrying value of its foreign reporting units, including goodwill, were less than their carrying amounts. Therefore, no further testing for impairment of the Company’s goodwill balances at June 30, 2016 was performed.

As of June 30, 2015, management concluded that as a result of the decline in reserve value, principally due to the decline in commodity prices, and a downward revision in reserve quantities as the result of the exclusion of PUD reserves from the Company’s reserve estimates, goodwill related to NP had been impaired. Accordingly, we recorded impairment expense of $674 thousand for the year ended June 30, 2015, which is included in discontinued operations in the accompanying consolidated statement of operations. The qualitative factors used in our assessment included macroeconomic conditions, industry and market conditions, cost factors, and overall financial performance. The quantitative analysis performed included a review of the June 30, 2015 reserve estimates using forward commodity prices and an estimate of the differential less the liabilities for NP, and comparing the result of the analysis to the recorded carrying value of the net assets. The analysis indicated that the carrying value of the net assets exceeded the calculated value of the reserves net of liabilities, and therefore, an impairment had occurred.

Asset Retirement Obligations

Asset Retirement Obligations

The Company recognizes an estimated liability for future costs associated with the plugging and abandonment of its oil and gas properties. A liability for the fair value of an asset retirement obligation and corresponding increase in the carrying value of the related long-lived asset are recorded at the time a well is acquired or the liability to plug is legally incurred. Assumptions and judgments made by management when assessing an asset retirement obligation include (i) the existence of a legal obligation; (ii) estimated probabilities, amounts, and timing of settlements; (iii) the credit-adjusted risk-free rate to be used; and (iv) inflation rates. The Company depletes the amount added to proved oil and gas property costs, net of estimated salvage values, and recognizes expense in connection with the accretion of the discounted liability over the remaining estimated economic lives of the respective oil and gas properties. The Company’s asset retirement obligations were classified as held for sale as of June 30, 2016 in the accompanying consolidated balance sheet, as they relate to NP, and the effects of changes therein have been reported in discontinued operations for all periods presented in the accompanying condensed consolidated financial statements.

Asset Retirement Obligations

The Company recognizes an estimated liability for future costs associated with the plugging and abandonment of its oil and gas properties. A liability for the fair value of an asset retirement obligation and corresponding increase in the carrying value of the related long-lived asset are recorded at the time a well is acquired or the liability to plug is legally incurred. Assumptions and judgments made by management when assessing an asset retirement obligation include: (i) the existence of a legal obligation; (ii) estimated probabilities, amounts, and timing of settlements; (iii) the credit-adjusted risk-free rate to be used; and (iv) inflation rates. The Company depletes the amount added to proved oil and gas property costs, net of estimated salvage values, and recognizes expense in connection with the accretion of the discounted liability over the remaining estimated economic lives of the respective oil and gas properties. Asset retirement obligations have been classified as held for sale as of all periods presented in the accompanying consolidated balance sheets, as they relate to NP.

Revenue Recognition

Revenue Recognition

The Company has historically derived revenue primarily from the sale of produced oil. Oil revenues are recognized when production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and collection of the revenue is probable. Oil revenues have been classified as discontinued operations for all periods presented in the accompanying consolidated statements of operations, as they relate to NP.

Major Customers		Major Customers The Company’s consolidated oil production revenue is derived from its NP segment and was generated from two customers for the years ended June 30, 2016 and 2015.
Stock-Based Compensation

Stock-Based Compensation

Stock option grants may contain time-based, market-based, or performance-based vesting provisions. Time-based options (“TBOs”) are expensed on a straight-line basis over the vesting period. Market-based options (“MBOs”) are expensed on a straight-line basis over the derived service period, even if the market condition is not achieved. Performance-based options (“PBOs”) are amortized on a straight-line basis between the date upon which the achievement of the relevant performance condition is deemed probable and the date the performance condition is expected to be achieved. Management re-assesses whether achievement of performance conditions is probable at the end of each reporting period. If changes in the estimated outcome of the performance conditions affect the quantity of the awards expected to vest, the cumulative effect of the change is recognized in the period of the change.

The fair value of the stock options is determined on the grant date and is affected by our stock price and other assumptions regarding a number of complex and subjective variables. These variables include our expected stock price volatility over the term of the awards, risk-free interest rates, expected dividends, and the expected option exercise term. The Company estimates the fair value of PBOs and time-based stock options using the Black-Scholes-Merton pricing model. The simplified method is used to estimate the expected term of stock options due to a lack of related historical data regarding exercise, cancellation, and forfeiture. For MBOs, the fair value is estimated using Monte Carlo simulation techniques.

Stock-Based Compensation

Stock option grants may contain time-based, market-based, or performance-based vesting provisions. Time-based options (“TBOs”) are expensed on a straight-line basis over the vesting period. Market-based options (“MBOs”) are expensed on a straight-line basis over the derived service period, even if the market condition is not achieved. Performance-based options (“PBOs”) are amortized on a straight-line basis between the date upon which the achievement of the relevant performance condition is deemed probable and the date the performance condition is expected to be achieved. Management re-assesses whether achievement of performance conditions is probable at the end of each reporting period. If changes in the estimated outcome of the performance conditions affect the quantity of the awards expected to vest, the cumulative effect of the change is recognized in the period of change.

The fair value of the stock options is determined on the grant date and is affected by our stock price and other assumptions regarding a number of complex and subjective variables. These variables include our expected stock price volatility over the term of the awards, risk-free interest rates, expected dividends, and the expected option exercise term. The Company estimates the fair value of PBOs and time-based stock options using the Black-Scholes-Merton pricing model. The simplified method is used to estimate the expected term of stock options due to a lack of related historical data regarding exercise, cancellation, and forfeiture. For MBOs, the fair value is estimated using Monte Carlo simulation techniques.

Accounting for Income Taxes

Accounting for Income Taxes

The Company follows the liability method in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance for deferred tax assets when it is more likely than not that such assets will not be recovered.

GAAP prescribes a comprehensive model for recognizing, measuring, presenting, and disclosing in the financial statements uncertain tax positions that the Company has taken or expects to take in its tax returns. Under GAAP, the Company recognizes tax positions when it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Company has presumed that its positions will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The next step consists of measurement. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. A tax position is measured at the largest amount of benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. An uncertain income tax position will not be recognized if it does not meet the more-likely-than-not threshold. To appropriately account for income tax matters, the Company is required to make significant judgments and estimates regarding the recoverability of deferred tax assets, the likelihood of the outcome of examinations of tax positions that may or may not be currently under review, and potential scenarios involving settlements of such matters. Changes in these estimates could materially impact the consolidated financial statements. There are no uncertain tax positions that would meet the more-likely-than-not recognition threshold for the fiscal years ended June 30, 2016, or 2015.

The Company has adopted an accounting policy to record all tax-related interest under interest expense and tax-related penalties under general and administrative expense in the consolidated statement of operations.

Financial Instruments		Financial Instruments The carrying values for accounts receivable, accounts payable and debt approximate fair value based on the timing of the anticipated cash flows and current market conditions.
Segment Information

Segment Information

As of June 30, 2016, the Company determined, based on the criteria of Accounting Standards Codification Topic 280, that it operated in two segments, MPUK, and MPA, as well as a head office, Magellan (“Corporate”), which is treated as a cost center. As of September 30, 2016, these two operating segments met the minimum quantitative threshold to qualify for separate segment reporting.

The Company’s chief operating decision maker is Antoine J. Lafargue (President, Chief Executive Officer, Chief Financial Officer, Treasurer and Corporate Secretary of the Company), who reviews the results and manages operations of the Company in the two reporting segments of MPUK, and MPA, as well as Corporate. The presentation of all segment information herein reflects the manner in which the Company’s management monitors performance and allocates resources. For information pertaining to our reporting segments, see Note 15 — Segment Information, and the historical consolidated financial statements of Magellan as of and for the fiscal years ended June 30, 2016 and 2015 and the footnotes thereto included herein.

Segment Information

As of June 30, 2016, the Company determined, based on the criteria of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification Topic 280, that it operated in two segments, MPUK and MPA, as well as a head office, Magellan (“Corporate”), which is treated as a cost center. As of June 30, 2016, these two operating segments met the minimum quantitative threshold to qualify for separate segment reporting.

The Company’s chief operating decision maker is Antoine J. Lafargue (President and CEO of the Company), who reviews the results and manages operations of the Company in the two reporting segments of MPUK and MPA, and Corporate. The presentation of all segment information herein reflects the manner in which the Company’s management monitors performance and allocates resources.

Prior to signing the Exchange Agreement, and the related reclassification of the assets and liabilities of NP to held for sale, and classification of NP’s results of operations to discontinued operations, the Company operated in three segments. For further information pertaining to our reporting segments, see Note 15 — Segment Information.

Earnings (Loss) per Common Share

Earnings (Loss) per Common Share

Income and losses per common share are based upon the weighted average number of common and common equivalent shares outstanding during the period. The effects of potentially dilutive securities in the determination of diluted earnings per share are the dilutive effect of stock options and the shares of Series A Preferred Stock.

The potentially dilutive impact of stock options is determined using the treasury stock method. The potentially dilutive impact of the shares of Series A Preferred Stock is determined using the if-converted method. In applying the if-converted method, conversion is not assumed for purposes of computing dilutive shares if the effect would be anti-dilutive. Until its redemption upon closing of the transactions contemplated by the Exchange Agreement on August 1, 2016, the Series A Preferred Stock was convertible at a rate of one common share for one preferred share, multiplied by an applicable conversion ratio. We did not include any stock options nor common stock issuable upon the conversion of the Series A Preferred Stock in the calculation of diluted earnings (loss) per share for each of the three-month periods ended September 30, 2016, and September 30, 2015, as their effect would have been anti-dilutive due to net losses in those periods.

Loss per Common Share

Income and losses per common share are based upon the weighted average number of common and common equivalent shares outstanding during the period. The effects of potentially dilutive securities in the determination of diluted earnings per share are the dilutive effect of stock options and the shares of Series A Preferred Stock.

The potentially dilutive impact of stock options is determined using the treasury stock method. The potentially dilutive impact of the shares of Series A Preferred Stock is determined using the if-converted method. In applying the if-converted method, conversion is not assumed for purposes of computing dilutive shares if the effect would be anti-dilutive. The Series A Preferred Stock is convertible at a rate of one common share for one preferred share, multiplied by an applicable conversion ratio. We did not include any stock options nor common stock issuable upon the conversion of the Series A Preferred Stock in the calculation of diluted loss per share during the fiscal years ended June 30, 2016, and 2015, as their effect would have been anti-dilutive due to net losses in those periods.

Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income

Other comprehensive income (loss) is presented net of applicable income taxes in the accompanying condensed consolidated balance sheets and statements of stockholders’ equity (deficit) and comprehensive loss. Other comprehensive income (loss) is comprised of revenues, expenses, gains, and losses that under GAAP are reported as separate components of stockholders’ equity (deficit) instead of net loss.

Accumulated Other Comprehensive Income Loss

Other comprehensive (loss) income is presented net of applicable income taxes in the accompanying consolidated statements of stockholders’ (deficit) equity and comprehensive loss. Other comprehensive (loss) income is comprised of revenues, expenses, gains, and losses that under GAAP are reported as separate components of stockholders’ (deficit) equity instead of net loss.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In August 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2016-15, which is intended to reduce diversity in practice in reporting certain items in the statement of cash flows. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2019, and early adoption is permitted. The Company does not expect adoption of ASU 2016-15 to have a material effect on its condensed consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, which is intended to improve the accounting for employee share-based payments and affect all organizations that issue share-based payment awards to their employees. Several aspects of the accounting for share-based payment award transactions are simplified, including (a) income tax consequences; (b) classification of awards as either equity or liabilities; (c) classification on the statement of cash flows; and (d) accounting for forfeitures. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2018, and early adoption is permitted. The Company is evaluating the impact of the adoption of this standard on its condensed consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, which establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months, and provides revised guidance on lease classification as finance or operating, with classification affecting the pattern of expense recognition in the statement of operations or comprehensive loss, and the pattern of cash flow classification in the statement of cash flows. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2020. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is evaluating the impact of the adoption of this standard on its condensed consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, which addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2019, with earlier application not permitted with the exception of certain specific provisions. The Company is evaluating the impact of the adoption of this standard on its condensed consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, which simplifies the presentation of deferred income taxes in the classified balance sheet, by removing the requirement to separate current and noncurrent deferred taxes and requiring deferred tax assets and liabilities to be classified as noncurrent. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2018, and early adoption is permitted. The Company does not expect adoption of ASU 2015-17 to have a material effect on its condensed consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16, which simplifies the accounting for adjustments made to provisional amounts recognized at the acquisition date in a business combination, by eliminating the requirement to retrospectively account for such adjustments for which the accounting is incomplete by the end of the reporting period in which the combination occurs. This standard is effective for the Company for its first interim period in its fiscal year ending June 30, 2017. The Company has adopted this standard, which has not had a material impact on the Company’s condensed consolidated financial statements for the three months ended September 30, 2016. The Company expects to account for such adjustments, if any, on a prospective basis.

In August 2014, the FASB issued ASU No. 2014-15, which provides guidance on management’s responsibility to evaluate whether there is substantial doubt about a company’s ability to continue as a going concern and to provide related footnote disclosures. This standard is effective for the Company’s fiscal year ending June 30, 2017, and annual and interim periods thereafter. The Company is evaluating the impact of the adoption of this standard on its condensed consolidated financial statements.

In April 2014, the FASB issued ASU No. 2014-8, which changed the requirements for reporting discontinued operations and disclosures of disposals of components of an entity. ASU 2014-8 is effective for all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The Company has adopted this standard and applied its guidance to its reporting and disclosure of the One Stone Exchange, the Weald ATA and the IoW ATA, and discontinued operations of NP and MPUK. (Notes 3, 4 and 5).

There are no new significant accounting standards applicable to the Company that have been issued but not yet adopted by the Company as of September 30, 2016.

Recently Issued Accounting Standards

In August 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-15, which is intended to reduce diversity in practice in reporting certain items in the statement of cash flows. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2019, and early adoption is permitted. The Company does not expect adoption of ASU 2016-15 to have a material effect on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, which is intended to improve the accounting for employee share-based payments and affect all organizations that issue share-based payment awards to their employees. Several aspects of the accounting for share-based payment award transactions are simplified, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; (c) classification on the statement of cash flows; and (d) accounting for forfeitures. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2018, and early adoption is permitted. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, which establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months, and provides revised guidance on lease classification as finance or operating, with classification affecting the pattern of expense recognition in the statement of operations or comprehensive loss, and the pattern of cash flow classification in the statement of cash flows. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2020. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, which addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2019, with earlier application not permitted with the exception of certain specific provisions. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, which simplifies the presentation of deferred income taxes in the classified balance sheet, by removing the requirement to separate current and noncurrent deferred taxes and requiring deferred tax assets and liabilities to be classified as noncurrent. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2018, and early adoption is permitted. The Company does not expect adoption of ASU 2015-17 to have a material effect on its consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16, which simplifies the accounting for adjustments made to provisional amounts recognized at the acquisition date in a business combination, by eliminating the requirement to retrospectively account for such adjustments for which the accounting is incomplete by the end of the reporting period in which the combination occurs. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2017. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In August 2015, the FASB issued ASU No. 2015-15, which amends presentation and disclosure requirements outlined in ASU 2015-03 by clarifying guidance for debt issuance costs related to line of credit arrangements, provided that the SEC would not object to presentation of debt issuance costs related to a line of credit arrangement as an asset, and amortizing them ratably over the term of the line of credit arrangement. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2017. The Company does not expect adoption of ASU 2015-15 to have a material effect on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, which provides guidance on management’s responsibility to evaluate whether there is substantial doubt about a company’s ability to continue as a going concern and to provide related footnote disclosures. This standard will be effective for the Company’s fiscal year ending June 30, 2017, and annual and interim periods thereafter. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In April 2014, the FASB issued ASU No. 2014-8, which changed the requirements for reporting discontinued operations and disclosures of disposals of components of an entity. ASU 2014-8 is effective for all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The Company has adopted this standard and applied its guidance to its reporting and disclosure of the One Stone Exchange, the Weald ATA and the IoW ATA, and discontinued operations of NP and MPUK (see Notes 2, 3 and 4).

There are no new significant accounting standards applicable to the Company that have been issued but not yet adopted by the Company as of June 30, 2016.

Accounting for Business Combinations

Accounting for Business Combinations

At the closing of the Merger, Tellurian, the accounting acquirer will account for the Merger with Magellan as a purchase. At the closing of the Merger, the adjustments to the consolidated financial statements and the allocation of the purchase price will depend on a number of factors including the fair value of Magellan’s common stock transferred and the estimated fair value of Magellan’s assets and liabilities at the closing date.